S000075026 [Member] Investment Objectives and Goals - Smead International Value Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Smead International Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Smead International Value Fund (the “Fund”) is long-term capital appreciation.